Assets Held for Sale and Assets of a Disposal Group Held for Sale - Assets Held for Sale (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ 211,758	₩ 237,318	$ 168,038
Fair value less costs to sell		₩ 244,395	289,539
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Description of non-current asset or disposal group held for sale which were sold or reclassified		As of December 31, 2022, assets held for sale consist of 11 real estates of closed offices and 438 foreclosure assets on loans of PT Bank KB Bukopin Tbk, which were determined to sell by management, but not yet sold as of December 31, 2022. Negotiation with buyers is in process for the one closed office and the remaining 438 assets are also being actively marketed.
Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	₩ 273,869	296,133
Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(62,111)	(58,815)
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Provision		(7,587)	(15,490)
Beginning		(58,815)	(46,115)
Reversal		242	0
Disposal and others		4,049	2,790
Ending		(62,111)	(58,815)
Land held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		85,954	98,571
Fair value less costs to sell		104,990	135,192
Land held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	106,349	115,099
Land held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(20,395)	(16,528)
Buildings held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		124,104	133,969
Fair value less costs to sell		137,706	149,569
Buildings held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	162,973	170,892
Buildings held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(38,869)	(36,923)
Other assets held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		1,700	4,778
Fair value less costs to sell		1,699	4,778
Other assets held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	4,547	10,142
Other assets held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ (2,847)	₩ (5,364)

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.